Cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Cash used in operation Abstract [Abstract]
Disclosure of Cash used in operation Explanatory [Table Text Block]
(a)	Cash used in operation

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Loss before income tax	(76,423)	(255,144)	(5,627,504)
Adjustments for:
Depreciation of property, plant and equipment (Note 1 3 )	—	58	210
Amortisation of intangible assets	—	—	167
Depreciation of right-of-use assets (Note 10)	3,537	6,515	9,219
Credit loss allowances on financial asset	135	3,205	20,587
Equity-settled listing cost	—	—	1,912,693
Fair value change loss, net	—	—	3,156,745
Non-cash employee benefits expense—share based payments	—	10,788	213,832
Interest income	—	—	(4,826)
Interest expense	300	1,097	10,238
Increase in trade receivables	(4,824)	(33,632)	(111,330)
Increase in prepayments, other receivables and other assets	(14,449)	(59,178)	(182,408)
Increase /(decrease) in trade and other payables	34,508	101,097	(7,164)
Increase in contract liabilities	276	6,080	24,019

Cash used in operations	(56,940)	(219,114)	(585,522)

Interest received	—	—	4,826

Net cash used in operating activities	(56,940)	(219,114)	(580,696)